Capital Stock - Schedule of Information about RSUs and PSUs Granted and Outstanding (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accrual for repurchase of stock under automatic share purchase plan | $	$ 15.0
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)	2.4	3.0	2.6
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in usd per share) | $ / shares	$ 8.60	$ 7.88	$ 10.48
Number of shares outstanding (in shares)	4.5	4.6	3.8
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)	1.7	2.1	1.6
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in usd per share) | $ / shares	$ 9.88	$ 8.14	$ 11.11
Number of shares outstanding (in shares)	4.6	3.8	3.2